Investments in Subsidiaries	12 Months Ended
Dec. 31, 2024
Investments in Subsidiaries [Abstract]
INVESTMENTS IN SUBSIDIARIES
NOTE 23 –	INVESTMENTS IN SUBSIDIARIES

a.	Investment in ALD Software:

On December 28, 2007, the Company signed an agreement with ALD Software whereby on the record date, January 1, 2008, the Company transferred and sold to ALD Software the software department operation, free of any debt, liability, charge, foreclosure, mortgage, lien or any third party right, other than the liability to the IIA, as a result of which on the transaction completion date, ALD Software will become the legal owner of the software department operation and its underlying rights. The Company holds 98.63% of ALD Software.

b.	Investment in Qpoint:

On May 26, 2010, the Company signed an agreement for investing in Qpoint, which is engaged in IT and software testing. According to the agreement, after the investment is made, the Company will hold 46.52% of Qpoint’s issued and outstanding share capital on a fully diluted basis and will have the power to determine Qpoint’s financial and operational policies, among others by having veto rights on budgets, capital raising, financing, dividend distribution and appointing the chief executive officer and chief financial officer to Qpoint’s board of directors, since each of the two other shareholders in Qpoint had provided the Company an irrevocable proxy for approximately 7% each of Qpoint’s ordinary shares owned by them, conferring the Company about 60% of the voting rights in general meetings. Consequently, the Company consolidates Qpoint in its financial statements from the second quarter of that year.

The Company’s total investment in Qpoint amounted to NIS 1,200 thousand ($312 thousand), paid in instalments over three quarters after the closing date. On July 1, 2010, with the completion of the Qpoint acquisition transaction, the Company was allocated 174 shares of Qpoint, conferring the Company 46.52% of Qpoint’s issued and outstanding share capital on a fully diluted basis. In April 2024, after the balance sheet date, the Company acquired the remaining shares of Qpoint. Following this acquisition, the Company holds 100% of Qpoint.

As part of the investment agreement, the parties signed a service agreement according to which the Company will grant Qpoint various services such as comprehensive accounting, marketing, management, administration and office maintenance. In return, Qpoint will pay the Company management fees of 3%. Of the annual tunrover This agreement remains in effect as long as the Company holds 25% of Qpoint’s share capital.

On April 3, 2024 the Company acquired for NIS 25,000 thousand in cash the shares of Qpoint. Payments were agreed to be carried out in three installments as follows: (i) NIS 4,000 thousand on the signing date; (ii) NIS 16,000 thousand on the closing date (which was April 8, 2024); (iii) an additional NIS 5,000 thousand no later than February 10, 2025 (of which NIS 2,500 thousand was already paid by June 5, 2024). As of December 2024, the Company paid the full transaction fee.

Following this acquisition the Company holds 100% of Qpoint. This acquisition is strategically aligned with the Company’s mission to establish a leading global secure data fabric ecosystem.

Qpoint, which was established in 2009, comprises five subsidiaries and provides solutions and consulting across various verticals, including innovative data management and security solutions.

c.	Acquisition of Comsec Ltd.:

On September 27, 2021, the Company signed an agreement for the purchase of the entire issued and outstanding share capital on a fully diluted basis of Comsec, including owners’ loans and capital notes (collectively – “the securities”), from Eldav Investments Ltd. (“the seller”). In return for the securities, the Company paid NIS 70,000 thousand ($21,848 thousand) (“the purchase price”), of which NIS 40,000 thousand ($12,484 thousand) in cash and NIS 30,000 thousand ($9,363 thousand) in Company shares. The purchase price was paid to the seller upon closing.

Comsec was a private company that provides cybersecurity consulting, design, testing and control services and sells data security and cybersecurity software and hardware solutions by itself and through its subsidiaries in Israel and overseas. In the first half of 2021, Comsec completed the technological development of a cyber automation solution and began marketing and profiting from its internally developed D-Storm product.

The acquisition transaction was completed on November 17, 2021 and from that date, the Company consolidated the financial statements of Comsec in the consolidated financial statements.

d.	Debt Arrangement with Comsec Creditors and a Vendor Settlement

Comsec Group and the Company have reached a settlement agreement with a Vendor, which is one of the creditors, and whose debt is also covered by a guarantee by the Company.

According to the settlement agreement, a vendor will receive an amount of NIS 13,656 thousand according to the following payment schedule:

(i)	NIS 5,000 thousand until April 7, 2024

(ii)	NIS 4,328 thousand until May 15, 2024

(iii)	NIS 4,328 thousand until July 15, 2024

Commencing in 2025, the Company has paid in full the entire outstanding debt owed to the vendor.